SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
Leases [Abstract]
Cash payments for operating leases	$ 108,248	$ 51,258	$ 133,598	$ 145,710
Cash payments for finance leases	$ 33,364	$ 30,881	$ 71,566	$ 75,678